Financial Information as per operating segments (Details 1) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)		Dec. 31, 2019 USD ($)
Statement [Line Items]
Other income		$ 4,225,381	$ 5,002,286	$ 13,123,558		$ 18,459,185	$ 16,002,081		$ 21,372,012
Net sales		2,484,712,280		1,857,593,678			1,822,540,697
Cost of sales		(1,291,559,797)		(984,035,922)			(908,318,190)
Gross margin		1,193,152,483		873,557,756			914,222,507
MSD&A		(882,177,381)		(704,790,245)			(704,571,238)
Adjusted operating result		330,471,299		175,180,780			233,965,051
Equity and income of associates and joint ventures		226,026		(8,437,209)			(16,431,759)
Gains (losses) on exchange differences		(10,149,345)		2,551,823			(9,054,155)
Other gains (losses)		9,590,450		(11,410,085)			3,156,799
Income before taxes		301,680,454		143,603,276			185,621,574
Tax income (expense)		(82,629,773)		(35,408,420)			(39,975,914)
Net income for year		219,050,681		108,194,856			145,645,660
Non-controlling interests		19,887,950		12,042,584			15,503,968
Depreciation and amortization		124,116,739		109,813,976			105,020,934
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		2,441,788,459		1,822,595,086			1,789,547,058
Other income		42,923,821		34,998,592			32,993,639
Sales revenue between segments		0		0			0
Net sales		$ 2,484,712,280		$ 1,857,593,678			$ 1,822,540,697
Change %		33.80%	33.80%	1.90%		1.90%	0.00%		0.00%
Cost of sales		$ (1,291,559,797)		$ (984,035,922)			$ (908,318,190)
% of Net sales		52.00%	52.00%	53.00%		53.00%	49.80%		49.80%
Gross margin		$ 1,193,152,483		$ 873,557,756			$ 914,222,507
% of Net sales		48.00%	48.00%	47.00%		47.00%	50.20%		50.20%
MSD&A	[1]	$ (882,177,381)		$ (704,790,245)			$ (704,571,238)
% of Net sales		35.50%	35.50%	37.90%		37.90%	38.70%		38.70%
Other operating income (expenses)		$ 9,905,747		$ 17,823,354			$ 21,156,983
Adjusted operating result	[2]	$ 320,880,849		$ 186,590,865			$ 230,808,252
Change %		72.00%	72.00%	(19.20%)		(19.20%)	0.00%		0.00%
% of Net sales		12.90%	12.90%	10.00%		10.00%	12.70%		12.70%
Net financial expense		$ (21,396,824)		$ (25,262,920)			$ (14,602,562)
Equity and income of associates and joint ventures		226,026		(8,437,209)			(16,431,759)
Gains (losses) on exchange differences		(10,149,345)		2,551,823			(9,054,155)
Results as per adjustment units		2,529,298		(429,198)			(8,255,001)
Other gains (losses)		9,590,450		(11,410,085)			3,156,799
Income before taxes		301,680,454		143,603,276			185,621,574
Tax income (expense)		(82,629,773)		(35,408,420)			(39,975,914)
Net income for year		219,050,681		108,194,856			145,645,660
Non-controlling interests		19,887,950		12,042,584			15,503,968
Net income attributable to equity holders of the parent		199,162,731		96,152,272			130,141,692
Depreciation and amortization		124,116,739		109,813,976			105,020,934
ORBDA		$ 444,997,588		$ 296,404,841	[3]		$ 335,829,186	[3]
Change %		50.10%	50.10%	(11.70%)		(11.70%)	0.00%		0.00%
% of Net sales		17.90%	17.90%	16.00%		16.00%	18.40%		18.40%
Chile [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 1,538,677,522		$ 1,208,196,118			$ 1,134,048,629
Other income		21,328,227		18,300,114			16,438,937
Sales revenue between segments		18,146,164		16,266,638			13,816,469
Net sales		$ 1,578,151,913		$ 1,242,762,870			1,164,304,035
Change %		27.00%	27.00%	6.70%		6.70%
Cost of sales		$ (810,802,559)		$ (626,099,060)			$ (540,048,331)
% of Net sales		51.40%	51.40%	50.40%		50.40%	46.40%		46.40%
Gross margin		$ 767,349,354		$ 616,663,810			$ 624,255,704
% of Net sales		48.60%	48.60%	49.60%		49.60%	53.60%		53.60%
MSD&A	[1]	$ (506,891,948)		$ (443,636,760)			$ (429,093,171)
% of Net sales		32.10%	32.10%	35.70%		35.70%	36.90%		36.90%
Other operating income (expenses)		$ 1,077,090		$ 1,634,543			$ 5,266,475
Adjusted operating result	[2]	$ 261,534,496		$ 174,661,593			$ 200,429,008
Change %		49.70%	49.70%	(12.90%)		(12.90%)
% of Net sales		16.60%	16.60%	14.10%		14.10%	17.20%		17.20%
Net financial expense		$ 0		$ 0			$ 0
Equity and income of associates and joint ventures		0		0			0
Gains (losses) on exchange differences		0		0
Results as per adjustment units		0		0			0
Other gains (losses)		0		0			0
Depreciation and amortization		73,082,403		70,106,357			66,301,914
ORBDA		$ 334,616,899		$ 244,767,950	[3]		$ 266,730,922	[3]
Change %		36.70%	36.70%	(8.20%)		(8.20%)
% of Net sales		21.20%	21.20%	19.70%		19.70%	22.90%		22.90%
International Business [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 657,839,497		$ 391,125,264			$ 452,267,652
Other income		15,022,421		11,403,939			11,724,538
Sales revenue between segments		5,082,733		299,622			495,259
Net sales		$ 677,944,651		$ 402,828,825			464,487,449
Change %		68.30%	68.30%	(13.30%)		(13.30%)
Cost of sales		$ (341,082,046)		$ (229,669,229)			$ (248,880,925)
% of Net sales		50.30%	50.30%	57.00%		57.00%	53.60%		53.60%
Gross margin		$ 336,862,605		$ 173,159,596			$ 215,606,524
% of Net sales		49.70%	49.70%	43.00%		43.00%	46.40%		46.40%
MSD&A	[1]	$ (288,303,183)		$ (189,421,217)			$ (210,155,693)
% of Net sales		42.50%	42.50%	47.00%		47.00%	45.20%		45.20%
Other operating income (expenses)		$ 8,004,833		$ 14,910,793			$ 14,201,709
Adjusted operating result	[2]	$ 56,564,255		$ (1,350,828)			$ 19,652,540
Change %		(4287.40%)	(4287.40%)	(106.90%)		(106.90%)
% of Net sales		8.30%	8.30%	(0.30%)		(0.30%)	4.20%		4.20%
Net financial expense		$ 0		$ 0			$ 0
Equity and income of associates and joint ventures		0		0			0
Gains (losses) on exchange differences		0		0
Results as per adjustment units		0		0			0
Other gains (losses)		0		0			0
Depreciation and amortization		34,289,517		25,551,989			27,077,745
ORBDA		$ 90,853,772		$ 24,201,161	[3]		$ 46,730,285	[3]
Change %		275.40%	275.40%	(48.20%)		(48.20%)
% of Net sales		13.40%	13.40%	6.00%		6.00%	10.10%		10.10%
Wines [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 245,271,440		$ 223,273,704			$ 203,230,777
Other income		5,138,052		4,240,620			3,806,545
Sales revenue between segments		11,210,573		7,696,044			5,284,436
Net sales		$ 261,620,065		$ 235,210,368			212,321,758
Change %		11.20%	11.20%	10.80%		10.80%
Cost of sales		$ (159,494,416)		$ (139,512,564)			$ (128,763,785)
% of Net sales		61.00%	61.00%	59.30%		59.30%	60.60%		60.60%
Gross margin		$ 102,125,649		$ 95,697,804			$ 83,557,973
% of Net sales		39.00%	39.00%	40.70%		40.70%	39.40%		39.40%
MSD&A	[1]	$ (69,052,335)		$ (64,790,758)			$ (55,595,811)
% of Net sales		26.40%	26.40%	27.50%		27.50%	26.20%		26.20%
Other operating income (expenses)		$ 605,853		$ 622,178			$ 515,019
Adjusted operating result	[2]	$ 33,679,167		$ 31,529,224			$ 28,477,181
Change %		6.80%	6.80%	10.70%		10.70%
% of Net sales		12.90%	12.90%	13.40%		13.40%	13.40%		13.40%
Net financial expense		$ 0		$ 0			$ 0
Equity and income of associates and joint ventures		0		0			0
Gains (losses) on exchange differences		0		0
Results as per adjustment units		0		0			0
Other gains (losses)		0		0			0
Depreciation and amortization		12,011,674		11,575,351			9,826,148
ORBDA		$ 45,690,841		$ 43,104,575	[3]		$ 38,303,329	[3]
Change %		6.00%	6.00%	12.50%		12.50%
% of Net sales		17.50%	17.50%	18.30%		18.30%	18.00%		18.00%
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[4]	$ 4,733,145		$ 2,580,279			$ 1,815,127
Other Segments [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		0		0			0
Other income		1,435,121		1,053,919			1,023,619
Sales revenue between segments		(34,439,470)		(24,262,304)			(19,596,164)
Net sales		(33,004,349)		(23,208,385)			(18,572,545)
Cost of sales		$ 19,819,224		$ 11,244,931			$ 9,374,851
% of Net sales		0.00%	0.00%	0.00%		0.00%	0.00%		0.00%
Gross margin		$ (13,185,125)		$ (11,963,454)			$ (9,197,694)
% of Net sales		0.00%	0.00%	0.00%		0.00%	0.00%		0.00%
MSD&A	[1]	$ (17,929,915)		$ (6,941,510)			$ (9,726,563)
% of Net sales		0.00%	0.00%	0.00%		0.00%	0.00%		0.00%
Other operating income (expenses)		$ 217,971		$ 655,840			$ 1,173,780
Adjusted operating result	[2]	$ (30,897,069)		$ (18,249,124)			$ (17,750,477)
% of Net sales		0.00%	0.00%	0.00%		0.00%	0.00%		0.00%
Net financial expense		$ 0		$ 0			$ 0
Equity and income of associates and joint ventures		0		0			0
Gains (losses) on exchange differences		0		0
Results as per adjustment units		0		0			0
Other gains (losses)		0		0			0
Depreciation and amortization		4,733,145		2,580,279			1,815,127
ORBDA		$ (26,163,924)		$ (15,668,845)	[3]		$ (15,935,350)	[3]
Change %		0.00%	0.00%	0.00%		0.00%
% of Net sales		0.00%	0.00%	0.00%		0.00%	0.00%		0.00%

[1]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[2]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[3]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
[4]	Includes depreciation and amortization corresponding to the Corporate Support Units.